Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Derivative assets	$ 96,299	$ 16,909
Liabilities
Derivative liabilities	1,325	71,197
Carrying value
Assets
Cash and cash equivalents	1,229,008	1,728,794
Restricted cash	173,441	185,959
Loans receivable	375,115	403,378
Notes receivable	566,794	616,883
Investment, at fair value	26,016	38,367
Derivative assets	96,299	16,909
Assets, carrying value	2,466,673	2,990,290
Liabilities
Debt	48,235,921	50,548,472
Derivative liabilities	1,325	71,197
Liabilities, carrying value	48,237,246	50,619,669
Fair value
Assets
Cash and cash equivalents	1,229,008	1,728,794
Restricted cash	173,441	185,959
Loans receivable	372,174	403,378
Notes receivable	566,794	616,883
Investment, at fair value	26,016	38,367
Derivative assets	96,299	16,909
Assets, carrying value	2,463,732	2,990,290
Liabilities
Debt	44,145,639	51,348,160
Derivative liabilities	1,325	71,197
Liabilities, carrying value	44,146,964	51,419,357
Fair value | Level 1
Assets
Cash and cash equivalents	1,229,008	1,728,794
Restricted cash	173,441	185,959
Loans receivable	0	0
Notes receivable	0	0
Investment, at fair value	26,016	38,367
Derivative assets	0	0
Assets, carrying value	1,428,465	1,953,120
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Investment, at fair value	0	0
Derivative assets	96,299	16,909
Assets, carrying value	96,299	16,909
Liabilities
Debt	44,145,639	51,348,160
Derivative liabilities	1,325	71,197
Liabilities, carrying value	44,146,964	51,419,357
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	372,174	403,378
Notes receivable	566,794	616,883
Investment, at fair value	0	0
Derivative assets	0	0
Assets, carrying value	938,968	1,020,261
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	$ 0	$ 0